                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 1994
                                              --------------

Check here if Amendment [X]             Amendment Number :    5
                                                           ------
   This Amendment (Check only one): [X]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

          /s/ E.J. BIRD                             Greenwich, CT  May 14, 1999
          ----------------------------------------  -------------  ------------
                       (Signature)                  (City, State)     (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F Summary Page


Report Summary:


Number of Other Included Manager:                        NONE
Form 13F Information Table Entry Total:                     23
Form 13F Information Table Value Total:             $  479,734
                                                    ----------
                                                    (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Form 13F Information Table

       Column 1:               Column 2:     Column 3:        Column 4:                Column 5:            Column 6     Column 7:

                                                             Fair Market    Shares or                      Investment    Other
                               Title of       CUSIP             Value       Principal   SH/PRN   Put/Call  Discretion    Managers
    Name of Issuer              Class         Number          (x$1000)       Amount
----------------------------------------------------------------------------------------------------------------------------------

Allied Clinical Labs Inc.       Common      019076-10-8        4,505        353,324      SH                   SOLE
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American Express Co             Common      025816-10-9       27,704      1,007,400      SH                   SOLE
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BankAmerica Corp                Common      066050-10-5       13,643        346,500      SH                   SOLE
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Continental Bank Corp.          Common      211113-10-5        1,745         53,500      SH                   SOLE
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Enquirer/Star Group Inc         Common      293554-10-1        6,975        429,200      SH                   SOLE
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Exar Corp.                      Common      300645-10-8        3,742        164,500      SH                   SOLE
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Federal Home Ln Mtg Corp        Common      313400-30-1       48,355        952,800      SH                   SOLE
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Fund Amern Enterprises Hldgs    Common      360768-10-5       30,054        464,149      SH                   SOLE
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GP Financial Corp.              Common      361935-10-9       17,732        965,000      SH                   SOLE
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Mid Ocean Ltd.                  Common      G61061-10-0        3,601        134,000      SH                   SOLE
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National Health Labs Inc.       Common      63633F-10-9        2,727        203,900      SH                  DEFINED
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National Health Labs Inc.       Common      63633F-10-9       55,088      4,118,700      SH                   SOLE
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North American Mortgage         Common      657037-10-7        1,811         81,400      SH                   SOLE
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Paramount Communications Inc.   Common      699216-10-7       26,389        613,706      SH                   SOLE
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PS Group Inc.                   Common      693624-10-8        6,090        529,600      SH                   SOLE
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RJR Nabisco Holdings Corp       Common      74960K-10-8       14,375      2,500,000      SH                   SOLE
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Reebok Intl Ltd                 Common      758110-10-0       35,963      1,050,000      SH                   SOLE
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COLUMN TOTALS                               This Page        300,499
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
       Column 1:                              Column 8:
                                         Voting Authority

                                 (a) Sole    (b) Shared  (c) None
    Name of Issuer
------------------------------------------------------------------

Allied Clinical Labs Inc.         353,324
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American Express Co             1,007,400
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BankAmerica Corp                  346,500
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Continental Bank Corp.             53,500
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Enquirer/Star Group Inc           429,200
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Exar Corp.                        164,500
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Federal Home Ln Mtg Corp          952,800
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Fund Amern Enterprises Hldgs      464,149
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GP Financial Corp.                965,000
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Mid Ocean Ltd.                    134,000
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National Health Labs Inc.         203,900
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National Health Labs Inc.       4,118,700
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North American Mortgage            81,400
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Paramount Communications Inc.     613,706
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PS Group Inc.                     529,600
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RJR Nabisco Holdings Corp       2,500,000
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Reebok Intl Ltd                 1,050,000
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COLUMN TOTALS                               This Page
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

                           Form 13F Information Table


Page 2 of 2

         Column 1:             Column 2:     Column 3:    Column 4:                 Column 5:           Column 6     Column 7:

                                                          Fair Market   Shares or                      Investment     Other
                               Title of       CUSIP          Value      Principal    SH/PRN  Put/Call  Discretion    Managers
      Name of Issuer            Class         Number      (x $1,000)     Amount
---------------------------------------------------------------------------------------------------------------------------------

Salomon Inc                     Common      79549B-10-7      54,814     1,133,100      SH                 SOLE
---------------------------------------------------------------------------------------------------------------------------------

Student Loan Marketing Assn.    Common      863871-50-5      47,369     1,098,400      SH                 SOLE
---------------------------------------------------------------------------------------------------------------------------------

UAL Corp.                       Common      902549-10-4       1,275        10,000      SH                 SOLE
---------------------------------------------------------------------------------------------------------------------------------

Viacom Inc.                     Class B     925524-30-8         172         6,500      SH                 SOLE
---------------------------------------------------------------------------------------------------------------------------------

Wells Fargo & Co                Common      949740-10-4      67,458       484,000      SH                 SOLE
---------------------------------------------------------------------------------------------------------------------------------

Zurich Reins Centre Hldgs Inc.  Common      989822-10-1       8,147       308,900      SH                 SOLE
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                                            This Page       179,235
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COLUMN TOTALS                               Grand Total     479,734
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
         Column 1:                          Column 8:
                                        Voting Authority

                                (a) Sole    (b) Shared    (c) None
      Name of Issuer
------------------------------------------------------------------

Salomon Inc                    1,133,100
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Student Loan Marketing Assn.   1,098,400
------------------------------------------------------------------

UAL Corp.                         10,000
------------------------------------------------------------------

Viacom Inc.                        6,500
------------------------------------------------------------------

Wells Fargo & Co                 484,000
------------------------------------------------------------------

Zurich Reins Centre Hldgs Inc.   308,900
------------------------------------------------------------------

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COLUMN TOTALS
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